Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation and Expected Useful Lives of Equipment	Depreciation of equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Office equipment and furniture	5 years
Transportation vehicles	5 years
Mechanical equipment	10 years
Buildings	20 years

Schedule of Intangible Assets are Amortized Using the Straight-Line Method

Intangible assets consist primarily of software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.

Useful life
ERP- Zhituo software	10 years

Schedule of Revenues by Product Categories

The summary of the Company’s total revenues by product categories for the years ended December 31, 2024, 2023 and 2022 was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Equipment structural parts	$36,456,054	$25,526,870	$3,347,023
Cubic parking garage	4,040,079	8,012,037	16,957,314
Maintenance services	429,572	584,696	645,420
Others	19,065	155,419	5,431
Total revenue	$40,944,770	$34,279,022	$20,955,188
Timing of Revenue Recognition:
Performance obligations satisfied over time	$429,572	$584,696	$645,420
Performance obligations satisfied at a point in time	40,515,198	33,694,326	20,309,768
Total Revenue	$40,944,770	$34,279,022	$20,955,188

Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Years Ended December 31,
	2024	2023	2022
Year-end spot rate	US$1=RMB 7.2993	US$1=RMB 7.0827	US$1=RMB 6.8972
Average rate	US$1=RMB 7.1957	US$1=RMB 7.0467	US$1=RMB 6.7290